FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Derivative instruments
Carrying value of asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	$ 437,154	$ 410,425
Restricted cash	49	119
Carrying value of asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments assets	40,090	48,829
Carrying value of asset (liability) | Level 2 | U.S. dollar denominated floating rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	(1,672,832)	(1,667,749)
Carrying value of asset (liability) | Level 2 | Fixed rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	(137,405)	(144,394)
Fair value asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	437,154	410,425
Restricted cash	49	119
Fair value asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments assets	40,090	48,829
Fair value asset (liability) | Level 2 | U.S. dollar denominated floating rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	(1,684,666)	(1,680,623)
Fair value asset (liability) | Level 2 | Fixed rate debt
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Rate debt	$ (120,219)	$ (128,218)